                            OppenheimerFunds, Inc.
                    Two World Financial Center, 11th Floor
                              225 Liberty Street
                        New York, New York 10281-1008

W. Wayne Miao
Assistant Vice President & Assistant Counsel

October 4, 2004

VIA EDGAR
---------
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Principal Protected Trust III
            File No. 811-21561, Reg. No. 333-114495
            ---------------------------------------

To the Securities and Exchange Commission:

      Pursuant  to  your  discussion  with  Phillip  Gillespie,   Senior  Vice
President and Deputy General Counsel of OppenheimerFunds,  Inc., an electronic
("EDGAR")  filing on Form N-1A is hereby being made under the  Securities  Act of 1933 (the "1933  Act") and the  Investment  Company  Act of 1940 (the "1940
Act") of  Pre-Effective  Amendment  No.  1 to the  Registration  Statement  of
Oppenheimer  Principal  Protected  Trust  III  (the  "Trust"),  an  investment company  organized as a  Massachusetts  business  trust.  The Trust's  initial registration  statement was filed on April 15, 2004, and this filing is marked to show  changes  thereof.  This  filing  is to  correct  the  filing  made on
September 27, 2004 (Accession Number:  0000728889-04-000797)  incorrectly as a post-effective  amendment on Form 485APOS. A request to withdrawal that filing will also be made.

      The Trust and the  Trust's  Distributor  have also  filed a request  for acceleration of the effective date of the Trust's Registration Statement.

      Thank  you  for  your  attention  to  this  matter.  Please  direct  any questions to Phillip Gillespie at 212.323.0293 or the undersigned.

                                    Very truly yours,

                                    /s/ W. Wayne Miao
                                    W. Wayne Miao
                                    Assistant Vice President &
                                    Assistant Counsel
                                    (212) 323-5039

Encl.